Risk management - Regulatory Capital Alternative Standard (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Nov. 07, 2017	Jul. 03, 2017	Dec. 31, 2016
Eligible Capital
Common Equity Tier 1	€ 70,497	€ 67,962		€ 74,173
CAPITAL	8,309	8,118	[1]	8,068	€ 48	€ 729	€ 7,291
(-) Treasury shares and own shares financed	(63)	(64)		(22)
Share premium	52,446	50,993	[1]	51,053		€ 6,343
Reserves	57,368	55,036		52,241
Other retained earnings	(22,933)	(23,022)		(22,363)
Minority interests	6,441	6,981		7,991
Profit net of dividends	3,092	4,518		3,621
Deductions	(34,163)	(34,598)		(26,416)
Goodwill and intangible assets	(28,478)	(28,644)		(22,829)
Others	(5,685)	(5,954)		(3,586)
Additional Tier I	9,039	9,754		3,110
Eligible instruments AT1	9,209	9,666		8,498
T1 excesses - subsidiaries	(170)	88		347
Residual value of intangibles	0	0		(5,707)
Deductions	0	0		(27)
Tier II	11,531	11,009		13,422
Eligible instruments AT2	12,360	11,306		9,901
Gen. Funds and surplus loans loss prov. IRB	0	0		3,823
T2 excesses - subsidiaries	(829)	(297)		(275)
Deductions	0	0		(27)
TOTAL ELIGIBLE CAPITAL	€ 91,067	€ 88,725		€ 90,706

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).